Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized (loss) gain on derivative instruments, noncontrolling interest portion	$ 192,079	$ 3,335,860	$ 1,906,277